Expense Example - Class A C S I N T Shares - Janus Henderson International Value Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class N 1 Year	Class N 3 Years	Class N 5 Years	Class N 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	781	1,212	1,668	2,925	589	1,469	2,452	4,378	427	1,289	2,165	4,413	169	523	902	1,965	148	459	792	1,735	204	630	1,083	2,338